Small-Company Stock Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Small-Company Stock Fund
Prospectus [Line Items]
Average Annual Return, Percent	0.56%	5.08%	6.50%
Small-Company Stock Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.81%)	2.96%	3.96%
Small-Company Stock Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	3.74%	4.68%